Fair Value of Financial Instruments - Fair value of financial assets and liabilities by level (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financial Assets [Abstract]
Financial Asset	$ 4,385,631	$ 4,488,238	$ 4,723,122
Financial Liabilities [Abstract]
Financial Liability	4,140,732	3,890,436	3,930,089
Level 3
Financial Liabilities [Abstract]
Financial Liability	0	0	50,513
Recurring fair value measurement
Financial Assets [Abstract]
Financial Asset	657,821	527,206	478,258
Financial Liabilities [Abstract]
Financial Liability	3,790,797	3,516,710	3,486,318
Recurring fair value measurement | Level 1
Financial Assets [Abstract]
Financial Asset	0	0
Financial Liabilities [Abstract]
Financial Liability	0	0
Recurring fair value measurement | Level 2
Financial Assets [Abstract]
Financial Asset	6,497	1,123
Financial Liabilities [Abstract]
Financial Liability	203,597	162,178
Recurring fair value measurement | Level 3
Financial Assets [Abstract]
Financial Asset	0	0
Financial Liabilities [Abstract]
Financial Liability	0	0
Recurring fair value measurement | Derivatives | Level 1
Financial Liabilities [Abstract]
Financial Liability	0	0	0
Recurring fair value measurement | Derivatives | Level 2
Financial Liabilities [Abstract]
Financial Liability	203,597	162,178	117,644
Recurring fair value measurement | Derivatives | Level 3
Financial Liabilities [Abstract]
Financial Liability	0	0	50,513
Recurring fair value measurement | Derivatives | Level 1
Financial Assets [Abstract]
Financial Asset	0	0	0
Recurring fair value measurement | Derivatives | Level 2
Financial Assets [Abstract]
Financial Asset	6,497	1,123	3,103
Recurring fair value measurement | Derivatives | Level 3
Financial Assets [Abstract]
Financial Asset	$ 0	$ 0	$ 0